LEASE	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASE

9. LEASE

i) Operating Lease

In June 2018, Ganzhou Zhangyang entered into a lease agreement for manufacturing facility, canteen and staff quarters space (“Phase I Lease”) in Ganzhou with a third party for a four years term, commencing on June 1, 2018 and expired and terminated on May 31, 2022. The monthly rental payment for the first year is approximately RMB403,248 ($58,394) per month, with 6% increase per year through the lease term.

Ganzhou Zhangyang entered into a lease agreement for manufacturing facility, warehouses, R&D building and staff quarters, (“Phase II Lease”) in Ganzhou with a third party with the commencement date on August 1, 2020, through December 31, 2041, and the quarterly payment schedule starting on August 1, 2024. The monthly rental payment is approximately RMB963,355($143,148) per month through the lease term.

Beijing Elong entered into a lease agreement for Office rental agreement with a third party in Beijing with a third party with the commencement date on February 15, 2025 through April 1, 2028, and a quarterly payment plan starting from December 15, 2024. During the entire lease term, the quarterly rent is approximately RMB 196,567 ($ 27,440).

The short-term lease is a Beijing apartment lease, with the contract expiring on December 18, 2024 and not renewed in 2025.

Both operating lease expense and short-term lease expense are recognized in cost of revenues and general and administrative expenses.

The supplemental balance sheet information related to leases for the period is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Operating Lease:
Right of use asset	$15,638,091	$15,207,546
Lease liabilities - current	54,879	-
Lease liabilities - non current	23,237,507	21,946,223
Total operating lease liabilities	$23,292,386	$21,946,223

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease expense:
Operating lease expense	$805,296	$771,787
Short-term lease expense	82,729	26,100
Total lease expense	$888,025	$797,887

ii) Finance Lease

On August 13, 2022, Ganzhou Zhangyang entered into a lease agreement with a third party for an NMP (N-methyl pyrrolidone) liquid solvent recycling equipment of RMB1.5 million (equivalent to $0.2 million) for a five-year term. Pursuant to the agreement, the Company supplies NMP liquid for manufacturing lithium-ion batteries and the Company uses the equipment with no cash payment while supplying a total of ninety-fives (95) metric tons of NMP liquid produced at market value through the lease term.

The supplemental balance sheet information related to leases for the period is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Finance lease:
Right of use asset	$72,250	$85,801
Lease liabilities - non current	137,852	131,635
Total finance lease liabilities	$137,852	$131,635

The components of finance lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Finance lease expense:
Amortization of right-of-use assets	$14,991	$15,048
Interest on lease liabilities	3,678	3,718
Total finance lease expense	$18,669	$18,766

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

	Operating leases	Finance leases
	(Unaudited)	(Unaudited)
2025 (remaining of year)	$54,879	$-
2026	4,808,044	144,356
2027	5,156,275	-
2028	1,709,612	-
2029	1,682,172	-
Thereafter	20,186,064	-
Total future lease payments	33,597,046	144,356
Less: imputed interest	(10,304,660)	(6,504)
Present value of lease liabilities	$23,292,386	$137,852

Lease term and discount rate:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years)
Operating leases	14.46	17.5
Finance lease	2.1	3.1

Weighted-average discount rate
Operating leases	5.74%	5.83%
Finance lease	5.48%	5.48%